LEASES - Maturities of operating lease and sales-type lease receivables - Lessor (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
LEASES
Revenue from leases	₫ 992,800	$ 39,500,000	₫ 1,052,900	₫ 1,005,400
Maturities of sales-type lease receivables
Less than 1 year	59,652		199,350		$ 2,374,587
From 1 to 2 years	59,652		199,350		2,374,587
From 2 to 3 years	59,652		199,350		2,374,587
From 3 to 4 years	59,652		199,350		2,374,587
From 4 to 5 years	59,520		199,350		2,369,332
Thereafter	102,223		442,176		4,069,225
TOTAL	400,351		1,438,926		15,936,905
Maturities of operating lease receivables
Less than 1 year	539,224		512,432		21,465,069
From 1 to 2 years	522,092		507,346		20,783,090
From 2 to 3 years	499,072		492,241		19,866,725
From 3 to 4 years	482,829		469,014		19,220,135
From 4 to 5 years	479,965		453,054		19,106,126
Thereafter	962,738		1,270,215		38,324,032
TOTAL	₫ 3,485,920		₫ 3,704,302		$ 138,765,177